United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  10/31/09

Date of Reporting Period:  Quarter ended 1/31/09

Item 1.                      Schedule of Investments

Federated Muni and Stock Advantage Fund

Portfolio of Investments

January 31, 2009 (unaudited)

Shares or Principal Amount			Value
		COMMON STOCKS--37.7%
		Consumer Discretionary--3.7%
23,345		Black & Decker Corp.	$674,904
22,475		Fortune Brands, Inc.	719,200
43,770		Gap (The), Inc.	493,726
15,400		Genuine Parts Co.	493,108
20,620		Hasbro, Inc.	497,561
99,730		Home Depot, Inc.	2,147,187
32,225		Johnson Controls, Inc.	403,135
290,190		Leggett and Platt, Inc.	3,624,473
233,475		Macy's Inc.	2,089,601
174,255		Mattel, Inc.	2,472,678
9,545		McDonald's Corp.	553,801
82,700		Nordstrom, Inc.	1,049,463
232,525		Regal Entertainment Group	2,334,551
225,030		Time Warner, Inc.	2,099,530
10,715		V.F. Corp.	600,254
		TOTAL	20,253,172
		Consumer Staples--3.9%
75,145		Altria Group, Inc.	1,242,898
70,310		Kimberly-Clark Corp.	3,618,856
21,671		Kraft Foods, Inc., Class A	607,872
42,000		PepsiCo, Inc.	2,109,660
72,115		Procter & Gamble Co.	3,930,267
14,125		Reynolds American, Inc.	539,292
90,100		Sysco Corp.	2,008,329
50,215		The Coca-Cola Co.	2,145,185
113,160		Wal-Mart Stores, Inc.	5,332,099
		TOTAL	21,534,458
		Energy--4.8%
25,285		BP PLC, ADR	1,073,854
92,145		Chevron Corp.	6,498,065
108,515		ConocoPhillips	5,157,718
24,545		ENI S.p.A, ADR	1,040,463
12,490		EnCana Corp.	553,807
56,060		Exxon Mobil Corp.	4,287,469
90,570		Marathon Oil Corp.	2,466,221
23,590		Occidental Petroleum Corp.	1,286,835
21,895		Royal Dutch Shell PLC	1,077,891
89,225	[1]	Southern Union Co.	1,150,110
71,045		Spectra Energy Corp.	1,030,863
22,385		Total SA, ADR	1,114,325
		TOTAL	26,737,621
		Financials--6.6%
66,545		Ace, Ltd.	2,905,355
33,075		American Express Co.	553,345
26,845		BB&T Corp.	531,263
46,635		Bank of Hawaii Corp.	1,672,797
30,820		Capital One Financial Corp.	488,189
86,435		Chubb Corp.	3,680,402
40,015		Cullen Frost Bankers, Inc.	1,751,457
134,665		Hudson City Bancorp, Inc.	1,562,114
40,075		Invesco Ltd.	472,484
142,830		JPMorgan Chase & Co.	3,643,593
14,590		M & T Bank Corp.	567,697
19,930		MetLife, Inc.	572,589
49,070		Morgan Stanley	992,686
277,490		New York Community Bancorp, Inc.	3,676,743
43,456		PNC Financial Services Group	1,413,189
16,110		PartnerRe Ltd.	1,055,688
135,225		Regions Financial Corp.	467,878
118,140		Synovus Financial Corp.	467,834
61,575		The Bank of New York Mellon Corp.	1,584,940
140,050		The Travelers Cos, Inc.	5,411,532
59,995		U.S. Bancorp	890,326
83,314		Wells Fargo & Co.	1,574,635
12,955		WestAmerica Bancorp.	553,567
		TOTAL	36,490,303
		Health Care--5.5%
10,845		Abbott Laboratories	601,247
14,285		AstraZeneca Group PLC, ADR	550,401
90,680		Bristol-Myers Squibb Co.	1,941,459
125,145		Johnson & Johnson	7,219,615
43,580		Lilly (Eli) & Co.	1,604,616
77,870		Merck & Co., Inc.	2,223,189
11,450		Novartis AG, ADR	472,427
530,305		Pfizer, Inc.	7,731,847
181,535		Wyeth	7,800,559
		TOTAL	30,145,360
		Industrials--4.2%
18,935		3M Co.	1,018,514
50,510		ABB Ltd., ADR	659,155
37,295		CSX Corp.	1,080,063
16,900		Dover Corp.	477,932
48,010		Illinois Tool Works, Inc.	1,568,007
20,310		Lockheed Martin Corp.	1,666,232
29,375		Norfolk Southern Corp.	1,126,825
90,660		Northrop Grumman Corp.	4,362,559
28,790		Pitney Bowes, Inc.	640,865
122,065		Republic Services, Inc.	3,156,601
15,645		Ryder Systems, Inc.	528,488
18,970		Siemens AG, ADR	1,063,458
24,590		Union Pacific Corp.	1,076,796
62,140		United Parcel Service, Inc.	2,640,329
24,545		United Technologies Corp.	1,177,915
38,010		Waste Management, Inc.	1,185,532
		TOTAL	23,429,271
		Information Technology--2.2%
42,470		Analog Devices, Inc.	848,551
236,950		Intel Corp.	3,056,655
36,200		International Business Machines Corp.	3,317,730
45,855		Maxim Integrated Products, Inc.	606,662
188,145		Microsoft Corp.	3,217,279
35,870		Texas Instruments, Inc.	536,256
36,125		Xilinx, Inc.	608,706
		TOTAL	12,191,839
		Materials--1.7%
23,430		Air Products & Chemicals, Inc.	1,178,529
56,140		Allegheny Technologies, Inc.	1,240,133
44,615		Bemis Co., Inc.	1,006,961
45,270		Du Pont (E.I.) de Nemours & Co.	1,039,399
310,280		Gold Fields Ltd., ADR	3,261,043
15,530		PPG Industries, Inc.	583,617
78,265		Sealed Air Corp.	1,060,491
		TOTAL	9,370,173
		Telecommunication Services--2.9%
334,660		AT&T, Inc.	8,239,329
56,820	[1]	BCE, Inc.	1,162,537
138,060		Verizon Communications	4,123,852
135,160		Vodafone Group PLC, ADR	2,512,624
		TOTAL	16,038,342
		Utilities--2.2%
86,395		AGL Resources, Inc.	2,663,558
157,780		CenterPoint Energy, Inc.	2,111,096
92,610		Edison International	3,016,308
12,155		FirstEnergy Corp.	607,628
13,095		Integrys Energy Group, Inc.	546,716
157,570		NiSource, Inc.	1,525,278
20,935		ONEOK, Inc.	611,721
15,140		Progress Energy, Inc.	586,221
16,060		SCANA Corp.	550,697
		TOTAL	12,219,223
		TOTAL COMMON STOCKS (IDENTIFIED COST $243,047,181)	208,409,762
		MUNICIPAL BONDS—58.0%
		Alabama--0.3%
1,050,000		Courtland, AL IDB, (International Paper Co.), PCR Refunding Bonds (Series 2005A), 5.000%, 06/01/2025	632,068
1,370,000		Montgomery, AL BMC Special Care Facilities Finance Authority, (Health Care Authority for Baptist Health, AL), Revenue Refunding Bonds (Series 2004-C), 5.125%, 11/15/2024	1,186,817
		TOTAL	1,818,885
		Alaska--0.2%
1,000,000		Alaska Municipal Bond Bank, Revenue Bonds, 5.250%, (MBIA Insurance Corp. INS), 12/01/2022	1,030,670
		Arizona--3.0%
4,145,000		Arizona State University, COP (Series 2005A), 5.000%, (AMBAC INS), 09/01/2027	4,027,572
5,525,000		Phoenix, AZ Civic Improvement Corp., Excise Tax Revenue Bonds, 5.000%, (FGIC INS, MBIA Insurance Corp. INS), 07/01/2030	5,396,986
4,315,000		Phoenix, AZ Civic Improvement Corp., Senior Lien Airport Revenue Refunding Bonds (Series 2008C), 5.000%, 07/01/2022	4,505,982
2,000,000		Salt River Project, AZ Agricultural Improvement & Power District, Electric System Revenue Bonds (Series 2008A), 5.000%, 01/01/2028	2,020,000
669,000		Tempe, AZ IDA, (Friendship Village of Tempe), Senior Living Refunding Revenue Bonds (Series 2004A), 5.375%, 12/01/2013	606,897
		TOTAL	16,557,437
		Arkansas--0.2%
1,000,000		Independence County, AR, (Entergy Arkansas, Inc.), PCR Refunding Bonds (Series 2005), 5.000%, 01/01/2021	847,980
		California—2.7%
2,000,000		California Educational Facilities Authority, (California College of the Arts), Revenue Bonds (Series 2005), 5.000%, 06/01/2035	1,210,460
570,000		California Health Facilities Financing Authority, Health Facility Revenue Bonds (Series 2004I), 4.95% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014	564,642
3,000,000		California State, UT GO Bonds, 5.000%, 11/01/2022	3,005,670
315,000		California State, UT GO Bonds, 5.250%, 02/01/2019	325,908
250,000		California State, Various Purpose UT GO Bonds, 5.250%, 11/01/2018	261,637
900,000		California State, Various Purpose UT GO Bonds, 5.000%, 11/01/2021	905,715
300,000		California State, Various Purpose UT GO Bonds, 5.250%, 11/01/2019	311,148
1,000,000		California State, Various Purpose UT GO Bonds, 5.500%, 03/01/2026	1,017,830
860,000		Glendale, CA Unified School District, UT GO Bonds (Series 2003F), 5.000%, (MBIA Insurance Corp. INS), 09/01/2023	883,702
1,000,000		Trustees of the California State University, Revenue Bonds (Series A), 5.125%, (AMBAC INS), 11/01/2026	998,190
4,000,000		University of California, LT Project Revenue Bonds (2005 Series B), 5.000%, (FSA INS), 05/15/2023	4,109,840
1,545,000		Yucaipa Valley Water District, CA, Water System Revenue COP (Series 2004A), 5.250%, (MBIA Insurance Corp. INS), 09/01/2023	1,450,894
		TOTAL	15,045,636
		Colorado--1.6%
1,250,000		Colorado Educational & Cultural Facilities Authority, (Colorado University Lab), Revenue Bonds, 5.250%, (Syncora Guarantee, Inc. INS), 06/01/2024	1,082,137
1,500,000		Colorado Educational & Cultural Facilities Authority, (Peak to Peak Charter School Project), Refunding Revenue Bonds, 5.250%, (Syncora Guarantee, Inc. INS), 08/15/2019	1,588,365
710,000		Colorado Health Facilities Authority, (Evangelical Lutheran Good Samaritan Society), Health Facilities Revenue Bonds (Series 2004A), 5.250%, 06/01/2034	527,984
495,000		Colorado Health Facilities Authority, (Evangelical Lutheran Good Samaritan Society), Health Facilities Revenue Bonds (Series 2005), 5.250%, 06/01/2023	432,783
1,590,000		Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COP (Series 2008), 5.500%, 11/01/2027	1,617,475
1,250,000		Conservatory Metropolitan District, CO, LT GO Bonds, 6.750%, (United States Treasury PRF 12/1/2013@102), 12/01/2034	1,563,275
900,000		Denver, CO Convention Center Hotel Authority, Revenue Bonds (Series A), 5.000%, (United States Treasury PRF 12/1/2013@100), 12/01/2021	1,027,233
1,000,000		Denver, CO Health & Hospital Authority, Revenue Bonds, 6.250%, (United States Treasury PRF 12/1/2014@100), 12/01/2033	1,221,320
		TOTAL	9,060,572
		District of Columbia--1.8%
3,965,000		District of Columbia Water & Sewer Authority, Public Utility Refunding Revenue Bonds (Series 2008A), 5.000%, (Assured Guaranty Corp. INS), 10/01/2026	4,001,676
1,000,000		District of Columbia Water & Sewer Authority, Public Utility Subordinated Lien Revenue Refunding Bonds (Series 2008A), 5.000%, (Assured Guaranty Corp. INS), 10/01/2023	1,039,430
5,000,000		District of Columbia, UT GO Bonds (Series 2004A), 5.000%, (FSA INS), 06/01/2025	5,060,850
		TOTAL	10,101,956
		Florida--2.6%
900,000		Broward County, FL Educational Facilities Authority, (Nova Southeastern University), Educational Facilities Revenue Bonds (Series 2004B), 5.600%, 04/01/2029	726,723
650,000		East Homestead, FL Community Development District, Special Assessment Revenue Bonds (Series 2005), 5.450%, 05/01/2036	386,249
2,275,000		Florida State Department of Children & Families, (Florida State), (South Florida Evaluation Treatment Center) COP, 5.000%, 10/01/2020	2,352,623
3,000,000		Florida State Education System, Facilities Revenue Bonds (Series 2005A), 5.000%, (MBIA Insurance Corp. INS), 05/01/2027	2,915,820
500,000		Highlands County, FL Health Facilities Authority, (Adventist Health (United States Treasury PRF 11/15/2012@100), System/ Sunbelt Obligated Group), Hospital Revenue Bonds (Series 2002B), 5.250%, 11/15/2023	566,475
750,000		Miami Beach, FL Health Facilities Authority, (Mt. Sinai Medical Center, FL), Hospital Revenue Bonds (Series 2001A), 6.700%, 11/15/2019	588,697
1,100,000		Miami-Dade County, FL Aviation, Revenue Bonds (Series 2008B), 5.000%, (Assured Guaranty Corp. INS), 10/01/2023	1,108,316
415,000		Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds, 6.000%, 05/01/2020	317,977
3,000,000		Palm Beach County, FL, Public Improvement Revenue Bonds (Series 2008-2), 5.375%, 11/01/2028	3,064,830
1,740,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2006), 5.400%, 05/01/2037	909,846
1,500,000		Volusia County, FL Education Facility Authority, (Embry-Riddle Aeronautical University, Inc.), Educational Facilities Refunding Revenue Bonds (Series 2005), 5.000%, (Radian Asset Assurance, Inc. INS), 10/15/2025	1,199,475
495,000		Winter Garden Village at Fowler Groves Community Development District, FL, Special Assessment Bonds (Series 2006), 5.650%, 05/01/2037	343,580
		TOTAL	14,480,611
		Georgia--1.0%
5,000,000		Athens-Clarke County, GA Water & Sewerage, Revenue Bonds (Series 2008), 5.625%, 01/01/2028	5,269,850
615,000		Atlanta, GA, (Eastside Tax Allocation District), Tax Allocation Bonds (Series 2005B), 5.600%, 01/01/2030	408,458
		TOTAL	5,678,308
		Illinois--3.4%
2,615,000		Chicago, IL Housing Authority Capital Program, Refunding Revenue Bonds, 5.000%, (FSA INS), 07/01/2017	2,940,149
10,600,000		Chicago, IL Housing Authority Capital Program, Refunding Revenue Bonds, 5.000%, (FSA INS), 07/01/2026	10,635,404
1,180,000		Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2005A), 5.250%, (MBIA Insurance Corp. INS), 01/01/2026	1,125,236
1,000,000		Chicago, IL Park District, LT GO Bonds (Series 2004A), 5.000%, (AMBAC INS), 01/01/2026	1,010,360
415,000		DuPage County, IL, (Naperville Campus LLC), Special Tax Bonds (Series 2006), 5.625%, 03/01/2036	232,280
1,335,000		Harvey, IL, Refunding & Improvement UT GO Bonds (Series 2007A), 5.625%, 12/01/2032	1,179,606
1,000,000		Illinois Finance Authority, (Friendship Village of Schaumburg), Revenue Bonds (Series 2005A), 5.625%, 02/15/2037	547,970
875,000		Illinois Finance Authority, (Landing at Plymouth Place), Revenue Bonds (Series 2005A), 6.000%, 05/15/2025	612,964
625,000		Illinois Finance Authority, (Landing at Plymouth Place), Revenue Bonds (Series 2005A), 6.000%, 05/15/2037	374,012
		TOTAL	18,657,981
		Indiana--0.7%
2,500,000		Indiana Health & Educational Facility Financing Authority, (Baptist Homes of Indiana), Revenue Bonds (Series 2005), 5.250%, 11/15/2035	1,943,875
2,500,000		St. Joseph County, IN Hospital Authority, (Madison Center Obligated Group), Health Facilities Revenue Bonds (Series 2005), 5.375%, 02/15/2034	1,718,175
		TOTAL	3,662,050
		Iowa--0.3%
2,035,000		Iowa Finance Authority, (Deerfield Retirement Community, Inc.), Senior Living Facility Revenue Refunding Bonds (Series 2007A), 5.500%, 11/15/2037	1,101,159
500,000		Scott County, IA, (Ridgecrest Village), Revenue Refunding Bonds (Series 2004), 5.625%, 11/15/2018	415,285
		TOTAL	1,516,444
		Kentucky--0.1%
390,000		Kentucky EDFA, (Norton Healthcare, Inc.), Revenue Bonds (Series 2000A), 6.625%, (United States Treasury PRF 10/1/2010@101), 10/01/2028	428,473
110,000		Kentucky EDFA, (Norton Healthcare, Inc.), Revenue Bonds (Series 2000A), 6.625%, 10/01/2028	97,193
		TOTAL	525,666
		Louisiana--0.5%
1,000,000		St. John the Baptist Parish, LA, (Marathon Oil Corp.), Environmental Improvement Refunding Revenue Bonds (Series 1998), 5.350%, 12/01/2013	912,880
3,000,000		St. John the Baptist Parish, LA, (Marathon Oil Corp.), Revenue Bonds (Series 2007A), 5.125%, 06/01/2037	2,018,790
		TOTAL	2,931,670
		Maryland--0.1%
265,000		Maryland State Health & Higher Educational Facilities Authority, (King Farm Presbyterian Retirement Community), Revenue Bonds (Series 2007B), 5.000%, 01/01/2017	199,887
500,000		Maryland State IDFA, (Our Lady of Good Counsel High School), EDRBs (Series 2005A), 6.000%, 05/01/2035	316,610
		TOTAL	516,497
		Massachusetts--0.8%
1,750,000		Massachusetts HEFA, (Berkshire Health System), Revenue Bonds (Series 2005F), 5.000%, (Assured Guaranty Corp. INS), 10/01/2019	1,781,360
205,000		Massachusetts HEFA, (Milford Regional Medical Center), Revenue Bonds (Series 1998C), 5.750%, 07/15/2013	197,501
2,000,000		Massachusetts HEFA, (Milford Regional Medical Center), Revenue Bonds (Series 2002D), 6.350%, (United States Treasury PRF 7/15/2012@101), 07/15/2032	2,332,120
		TOTAL	4,310,981
		Michigan--3.5%
1,100,000		Cornell Township MI, Economic Development Corp., (MeadWestvaco Corp.), Refunding Revenue Bonds, 5.875%, (United States Treasury PRF 5/1/2012@100), 05/01/2018	1,254,077
1,905,000		Delta County, MI Economic Development Corp., (MeadWestvaco Corp.), Environmental Improvement Revenue Refunding Bonds (Series A), 6.250%, (United States Treasury PRF 4/15/2012@100), 04/15/2027	2,181,225
9,000,000		Detroit, MI City School District, UT GO Bonds (Series 2005A), 5.000%, (FSA INS), 05/01/2017	9,753,930
4,370,000		Detroit, MI, UT GO Bonds (Series 2008-A), 5.000%, (Assured Guaranty Corp. INS), 04/01/2024	3,635,927
1,000,000		Kent Hospital Finance Authority, MI, (Metropolitan Hospital ), Revenue Bonds (Series 2005A), 6.250%, 07/01/2040	680,610
1,000,000		Michigan State Hospital Finance Authority, (Oakwood Obligated Group), Revenue Bonds, 5.500%, 11/01/2013	1,022,660
1,000,000		Riverview, MI Community School District, Refunding UT GO Bonds, 5.000%, (GTD by Q-SBLF), 05/01/2021	1,049,790
		TOTAL	19,578,219
		Mississippi--0.1%
900,000		Mississippi Hospital Equipment & Facilities Authority, (Southwest Mississippi Regional Medical Center), Refunding & Improvement Revenue Bonds, 5.750%, 04/01/2023	757,638
		Missouri--0.6%
1,500,000		Missouri Development Finance Board, (Branson, MO), Infrastructure Facilities Revenue Bonds (Series 2004A), 5.250%, 12/01/2019	1,355,625
2,000,000		Missouri State HEFA, (BJC Health System, MO), Health Facilities Revenue Bonds, 5.250%, 05/15/2018	2,084,500
		TOTAL	3,440,125
		Nevada--1.2%
3,585,000		Clark County, NV School District, LT GO School Bonds (2007C), 5.000%, 06/15/2025	3,574,854
500,000		Clark County, NV, (Summerlin-Mesa SID No. 151), Special Assessment Revenue Bonds (Series 2005), 5.000%, 08/01/2025	238,760
2,000,000		Clark County, NV, IDRBs (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013	1,823,720
245,000		Henderson, NV, (Falls at Lake Las Vegas LID No. T-16), LID No. T-16 LT Obligation Improvement Bonds, 5.100%, 03/01/2022	98,309
580,000		Henderson, NV, (Falls at Lake Las Vegas LID No. T-16), LID No. T-16 LT Obligation Improvement Bonds, 5.125%, 03/01/2025	232,568
655,000		Las Vegas Valley, NV Water District, Refunding LT GO Bonds (Series 2003B), 5.000%, (MBIA Insurance Corp. INS), 06/01/2027	656,998
		TOTAL	6,625,209
		New Jersey--1.5%
2,225,000		New Jersey EDA, (New Jersey State), School Facilities Construction Bonds (Series 2008Y), 5.000%, 09/01/2019	2,412,256
1,000,000		New Jersey EDA, (Winchester Gardens at Ward Homestead), First Mortgage Refunding Revenue Bonds (Series 2004A), 4.800%, 11/01/2013	950,960
900,000		New Jersey Health Care Facilities Financing Authority, (Children's Specialized Hospital), Revenue Bonds, (Series 2005A), 5.500%, 07/01/2030	718,407
575,000		New Jersey State Educational Facilities Authority, (Georgian Court University), Revenue Bonds (Series 2007), 5.250%, 07/01/2027	522,520
3,050,000		Tobacco Settlement Financing Corp., NJ, Revenue Bonds, 7.000%, (United States Treasury PRF 6/1/2013@100), 06/01/2041	3,715,724
		TOTAL	8,319,867
		New Mexico--0.1%
500,000	[2,3]	Jicarilla, NM Apache Nation, Revenue Bonds, 5.500%, 09/01/2023	507,895
		New York--5.0%
500,000		Dutchess County, NY IDA, (St. Francis Hospital and Health Centers), Civic Facility Revenue Bonds (Series 2004B), 7.500%, 03/01/2029	446,165
200,000		Long Island Power Authority, NY, Electric System Revenue Bonds (Series C), 5.000%, 09/01/2022	201,130
4,000,000		New York City, NY IDA, (Yankee Stadium LLC), CPI PILOT Revenue Bonds (Series 2006), (FGIC INS), 1.890%, 03/01/2021	2,975,160
665,000		New York City, NY Municipal Water Finance Authority, Water & Sewer System Revenue Bonds (Series 2009A), 5.750%, 06/15/2040	698,416
1,000,000		New York City, NY Transitional Finance Authority, Future Tax Secured Bonds (2003 Series C), 5.250%, (AMBAC INS), 08/01/2022	1,033,050
40,000		New York City, NY, UT GO Bonds (Fiscal 2003 Series J), 5.500%, 06/01/2023	41,047
350,000		New York City, NY, UT GO Bonds (Fiscal 2004 Series D), 5.250%, 10/15/2020	364,119
800,000		New York City, NY, UT GO Bonds (Fiscal 2004 Series I), 5.000%, 08/01/2019	837,632
1,500,000		New York City, NY, UT GO Bonds (Fiscal 2005 Series C), 5.250%, 08/15/2024	1,514,955
1,000,000		New York City, NY, UT GO Bonds (Fiscal 2005 Series D), 5.000%, 11/01/2025	982,450
2,215,000		New York City, NY, UT GO Bonds (Fiscal 2006 Series E-1), 5.000%, 08/01/2023	2,230,018
5,000,000		New York City, NY, UT GO Bonds (Series 2009E-1), 5.250%, 10/15/2017	5,609,800
4,870,000		New York State Environmental Facilities Corp., (New York State Personal Income Tax Revenue Bond Fund), Revenue Bonds (Series 2007A), 5.000%, 12/15/2022	5,166,583
2,500,000		New York State Thruway Authority, (New York State Personal Income Tax Revenue Bond Fund), Revenue Bonds (Series 2007A), 5.250%, 03/15/2026	2,553,750
1,095,000		New York State Thruway Authority, (New York State Thruway Authority - Dedicated Highway & Bridge Trust Fund), Second General Highway and Bridge Trust Fund Bonds (Series 2008A), 5.000%, 04/01/2022	1,144,494
500,000		Tobacco Settlement Financing Corp., NY, (New York State), Asset-Backed Revenue Bonds (Series 2003A-1), 5.500%, 06/01/2018	516,080
900,000		Tobacco Settlement Financing Corp., NY, (New York State), Revenue Bonds (Series 2003C-1), 5.500%, 06/01/2018	928,944
500,000		Tobacco Settlement Financing Corp., NY, (New York State), Revenue Bonds (Series 2003C-1), 5.500%, 06/01/2022	509,015
		TOTAL	27,752,808
		North Carolina--1.8%
6,500,000		Johnston Memorial Hospital Authority, NC, (Johnston Memorial Hospital ), FHA INS Mortgage Revenue Bonds (Series 2008), 5.250%, (FSA INS), 10/01/2024	6,239,350
1,000,000		North Carolina Medical Care Commission, (Arc of North Carolina Projects), Health Care Housing Revenue Bonds (Series 2004A), 5.800%, 10/01/2034	707,860
2,000,000		North Carolina Medical Care Commission, (Pennybyrn at Maryfield), Healthcare Facilities Revenue Bonds (Series 2005A), 5.650%, 10/01/2025	1,303,680
1,535,000		North Carolina Municipal Power Agency No. 1, Revenue Bonds (Series 2008C), 5.250%, 01/01/2020	1,608,404
		TOTAL	9,859,294
		Ohio--2.2%
2,850,000		American Municipal Power-Ohio, Inc., Prairie State Energy Campus Project Revenue Bonds (Series 2008A), 5.000%, 02/15/2016	3,224,632
6,680,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A), 6.500%, 06/01/2047	4,148,213
230,000		Cleveland-Cuyahoga County, OH Port Authority, (Port of Cleveland Bond Fund), Development Revenue Bonds (Series 2005B), 5.125%, 05/15/2025	169,250
1,000,000		Ohio State Air Quality Development Authority, Environmental Improvement Refunding Revenue Bonds (Series 1995), 5.00% TOBs (Marathon Oil Corp.), Mandatory Tender 11/1/2011	946,490
1,000,000		Ohio State Higher Educational Facilities, (Mount Union College), Revenue Bonds, 5.250%, 10/01/2026	936,470
2,000,000		Ohio State University, General Receipts Bonds (2008A), 5.000%, 12/01/2028	2,013,780
400,000		Toledo-Lucas County, OH Port Authority, (CSX Corp.), Revenue Bonds, 6.450%, 12/15/2021	343,896
375,000		Toledo-Lucas County, OH Port Authority, (Crocker Park Public Improvement Project), Special Assessment Revenue Bonds, 5.250%, 12/01/2023	313,166
		TOTAL	12,095,897
		Oklahoma--0.1%
515,000		Oklahoma State Industrial Authority, (Oklahoma Med Resh Foundation), Revenue Bonds, 5.250%, (AMBAC INS), 02/01/2021	524,641
		Pennsylvania--3.4%
300,000		Allegheny County, PA Higher Education Building Authority, (Chatham College), Revenue Bonds (Series 2002B), 5.250%, 11/15/2016	285,378
3,095,000		Allegheny County, PA Hospital Development, (UPMC Health System), Hospital Revenue Bonds (Series 2008B), 5.000%, 06/15/2017	3,258,106
500,000		Allegheny County, PA Hospital Development, (West Penn Allegheny Health System), Health System Revenue Bonds (Series 2000B), 9.250%, (United States Treasury PRF 11/15/2010@102), 11/15/2030	580,120
500,000		Allegheny County, PA IDA, (Marathon Oil Corp.), Environmental Improvement Refunding Revenue Bonds (Series 1998), 5.500%, 12/01/2029	366,950
600,000		Allegheny County, PA IDA, (Marathon Oil Corp.), Environmental Improvement Refunding Revenue Bonds (Series 1998), 5.600%, 09/01/2030	444,240
1,300,000		Allegheny County, PA IDA, (United States Steel Corp.), Environmental Improvement Refunding Revenue Bonds (Series 2005), 5.500%, 11/01/2016	1,136,551
85,000		Allegheny County, PA IDA, Revenue Bonds (Series 2002B), 5.000%, (MBIA Insurance Corp. INS), 11/01/2022	85,949
2,250,000		Allegheny County, PA, Refunding UT GO Notes (C-59B), (FSA INS), Floating Rate Notes, 2.689%, 11/01/2026	1,653,750
2,000,000		Allegheny County, PA, UT GO Bonds (Series C-61), 5.000%, (Assured Guaranty Corp. INS), 12/01/2022	2,130,040
96,000		Crawford County, PA Hospital Authority, (Wesbury United Methodist Community Obligated Group), Senior Living Facilities Revenue Bonds, 5.900%, 08/15/2009	95,928
1,000,000		Lancaster County, PA Hospital Authority, (Lancaster General Hospital), Revenue Bonds, 5.500%, (United States Treasury PRF 9/15/2013@100), 03/15/2026	1,159,270
1,000,000		Lehigh County, PA General Purpose Authority, (St. Lukes Hospital of Bethlehem), Hospital Revenue Bonds, 5.375%, (United States Treasury PRF 8/15/2013@100), 08/15/2033	1,169,990
300,000		Montgomery County, PA IDA, (Whitemarsh Continuing Care Retirement Community), Fixed Rate Mortgage Revenue Bonds (Series 2005), 6.250%, 02/01/2035	186,696
250,000		Pennsylvania State Higher Education Facilities Authority, (Dickinson College), Revenue Bonds (Series 2003AA1), 5.000%, (Radian Asset Assurance, Inc. INS), 11/01/2026	197,458
4,000,000		Pennsylvania State Higher Education Facilities Authority, (Foundation for Indiana University of Pennsylvania ), Revenue Bonds (Series 2007A), (Syncora Guarantee, Inc. INS), Floating Rate Notes, 1.611%, 07/01/2039	1,300,000
500,000		Pennsylvania State Higher Education Facilities Authority, (Messiah College), Revenue Bonds (Series AA), 5.500%, (Radian Asset Assurance, Inc. INS), 11/01/2022	443,690
500,000		Pennsylvania State Higher Education Facilities Authority, (UPMC Health System), Health System Revenue Bonds (Series A), 6.250%, 01/15/2018	522,520
1,000,000		Pennsylvania State Higher Education Facilities Authority, (UPMC Health System), Revenue Bonds (Series 2001A), 6.000%, 01/15/2022	1,021,100
500,000		Pennsylvania State Higher Education Facilities Authority, (UPMC Health System), Revenue Bonds, (Series A), 6.000%, 01/15/2031	492,195
250,000		Pennsylvania State Higher Education Facilities Authority, (Ursinus College), Revenue Bonds, 5.250%, (Radian Asset Assurance, Inc. INS), 01/01/2027	225,255
500,000		Philadelphia Authority for Industrial Development, (PresbyHomes Germantown/Morrisville), Senior Living Revenue Bonds (Series 2005A), 5.625%, 07/01/2035	323,365
1,500,000		St. Mary Hospital Authority, PA, (Catholic Health East), Health System Revenue Bonds (Series 2004B), 5.375%, (United States Treasury PRF 11/15/2014@100), 11/15/2034	1,784,370
		TOTAL	18,862,921
		South Carolina--3.4%
2,200,000		Georgetown County, SC Environmental Improvements, (International Paper Co.), Refunding Revenue Bonds, 5.700%, 04/01/2014	2,042,018
3,710,000		Greenville, SC Hospital System, Hospital Refunding Revenue Bonds (Series 2008A), 5.000%, 05/01/2016	3,892,013
810,000		Lancaster County, SC, (Sun City Carolina Lakes Improvement District), Assessment Revenue Bonds (Series 2006), 5.450%, 12/01/2037	446,845
1,445,000		Lexington County, SC Health Services District, Inc., (Lexington Medical Center), Refunding & Improvement Hospital Revenue Bonds, 5.750%, (United States Treasury PRF 11/1/2013@100), 11/01/2028	1,710,562
60,000		South Carolina Jobs-EDA, (Bon Secours Health System), EDRBs, (Series 2002A), 5.500%, (United States Treasury PRF 11/15/2012@100), 11/15/2023	68,693
215,000		South Carolina Jobs-EDA, (Bon Secours Health System), EDRBs, (Series 2002A), 5.500%, 11/15/2023	202,326
325,000		South Carolina Jobs-EDA, (Bon Secours Health System), Health System Revenue Bonds (Series A), 5.625%, (United States Treasury PRF 11/15/2012@100), 11/15/2030	373,578
8,000,000		South Carolina Jobs-EDA, (Palmetto Health Alliance), Hospital Revenue Bonds, Floating Rate Notes, 1.28%, Mandatory Tender, 08/01/2013	7,460,000
2,500,000		South Carolina State Public Service Authority (Santee Cooper), Revenue Obligations (Series 2008A), 5.500%, 01/01/2038	2,555,500
		TOTAL	18,751,535
		South Dakota--0.5%
4,020,000		Educational Enhancement Funding Corp., SD, Tobacco Revenue Bonds (Series 2002B), 6.500%, 06/01/2032	2,759,288
		Tennessee--1.0%
5,000,000		Metropolitan Government Nashville & Davidson County, TN, UT GO Bonds, 5.000%, 01/01/2019	5,731,050
		Texas--5.3%
1,545,000		Bexar County, Health Facilities Development Corp., (Army Retirement Residence Foundation), Refunding Revenue Bonds (Series 2007), 5.000%, 07/01/2033	913,033
1,000,000		Decatur, TX Hospital Authority, (Wise Regional Health System), Hospital Revenue Bonds (Series 2004A), 7.125%, 09/01/2034	744,100
3,570,000		Harris County, TX Cultural Education Facilities Finance Corp., (Methodist Hospital, Harris County, TX), Revenue Bonds (Series 2008B), 5.250%, 12/01/2016	3,907,151
1,000,000		Harris County, TX, Refunding Sr. Lien Toll Road Revenue Bonds, 5.000%, (MBIA Insurance Corp. INS), 08/15/2027	1,004,300
2,000,000		Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), Refunding Revenue Bonds (Series 2008), 5.250%, (Berkshire Hathaway Assurance Corp. INS), 05/15/2028	2,045,600
1,000,000		Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), Refunding Revenue Bonds (Series 2008), 5.750%, 05/15/2023	1,045,460
1,000,000		Lower Colorado River Authority, TX, Transmission Contract Refunding Revenue Bonds (Series 2003C), 5.250%, (AMBAC INS), 05/15/2018	1,077,390
200,000		Matagorda County, TX Navigation District No. 1, (CenterPoint Energy Houston Electric LLC), COL Refunding Revenue Bonds, 5.600%, 03/01/2027	168,978
500,000		North Central Texas HFDC, (Children's Medical Center of Dallas), Hospital Revenue Refunding Bonds (Series 2002), 5.250%, (AMBAC INS), 08/15/2022	499,505
1,500,000		Pasadena, TX ISD, School Building UT GO Bonds, 5.000%, (GTD by PSFG), 02/15/2027	1,528,485
750,000		Port of Corpus Christi, TX IDC, (Valero Energy Corp.), Revenue Refunding Bonds (Series C), 5.400%, 04/01/2018	598,148
500,000		Sabine River Authority, TX, (Southwestern Electric Power Co.), PCR Refunding Bonds (Series 2006), 4.950%, (MBIA Insurance Corp. INS), 03/01/2018	520,280
250,000		Sabine River Authority, TX, (Texas Competitive Electric Holdings Co. LLC), PCR Refunding Bonds (Series 2003B), 6.150%, 08/01/2022	132,370
5,000,000		San Antonio, TX Electric & Gas System, Revenue Bonds (Series 2008), 5.000%, 02/01/2018	5,732,850
2,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Air Force Village), Retirement Facility Revenue Bonds (Series 2007), 5.125%, 05/15/2037	1,250,320
2,425,000		Texas State Transportation Commission, (Texas State), Mobility Fund Bonds (Series 2005A), 5.000%, 04/01/2026	2,482,715
5,675,000		Texas State, Water Financial Assistance UT GO Bonds (Series 2004C&D), 5.000%, 08/01/2027	5,764,949
		TOTAL	29,415,634
		Virginia--1.1%
4,485,000		Tobacco Settlement Financing Corp., VA, Revenue Bonds, 5.625%, (United States Agency PRF 6/1/2015@100), 06/01/2037	5,256,958
1,170,000		Virginia Peninsula Port Authority, (Brinks Co. (The), Coal Terminal Revenue Refunding Bonds (Series 2003), 6.000%, 04/01/2033	966,362
		TOTAL	6,223,320
		Washington--5.6%
9,455,000		Energy Northwest, WA, Columbia Generating Station Revenue Bonds (Series C), 5.000%, 07/01/2024	9,714,067
1,160,000		Energy Northwest, WA, Wind Project Revenue Bonds, 5.000%, (AMBAC INS), 07/01/2023	1,166,102
3,650,000		Port of Tacoma, WA, LT GO Bonds (Series 2008A), 5.000%, (FSA INS), 12/01/2030	3,616,238
500,000		Skagit County, WA Public Hospital District No. 1, (Skagit Valley Hospital), Refunding Revenue Bonds (Series 2003), 6.000%, 12/01/2018	479,190
1,000,000		Skagit County, WA Public Hospital District No. 1, (Skagit Valley Hospital), Revenue Bonds (Series 2005), 5.500%, 12/01/2030	610,510
1,000,000		Skagit County, WA Public Hospital District No. 1, (Skagit Valley Hospital), UT GO Bonds (Series 2004), 5.500%, (MBIA Insurance Corp. INS), 12/01/2023	1,040,870
820,000		Tacoma, WA Water, Refunding Revenue Bonds, 5.000%, (FSA INS), 12/01/2023	833,678
500,000		Tacoma, WA Water, Refunding Revenue Bonds, 5.000%, (FSA INS), 12/01/2022	512,290
3,500,000		Washington State Health Care Facilities Authority, (Group Health Cooperative), Revenue Bonds, 5.000%, (Radian Asset Assurance, Inc. INS), 12/01/2036	2,533,860
5,000,000		Washington State Health Care Facilities Authority, (Highline Medical Center), FHA INS Mortgage Revenue Bonds (Series 2008), 6.250%, (FHA INS), 08/01/2036	5,035,550
5,000,000		Washington State, UT GO Bonds (Series 2009C), 5.000%, 02/01/2022	5,420,050
		TOTAL	30,962,405
		West Virginia--0.7%
1,000,000		Ohio County, WV County Commission, (Fort Henry Centre Tax Increment Financing District No. 1), Tax Increment Revenue Bonds (Series 2005A), 5.625%, 06/01/2034	603,520
2,900,000		Pleasants County, WV County Commision, (Allegheny Energy Supply Company LLC), PCR Revenue Refunding Bonds (Series 2007F), 5.250%, 10/15/2037	2,090,088
1,000,000		West Virginia State Hospital Finance Authority, (Camden Clark Memorial Hospital ), Hospital Revenue & Improvement Refunding Bonds (Series 2004A), 5.250%, (FSA INS), 02/15/2019	1,025,360
		TOTAL	3,718,968
		Wisconsin--1.6%
3,565,000		Badger, WI Tobacco Asset Securitization Corp., Asset-Backed Revenue Bonds, 6.125%, 06/01/2027	3,283,436
160,000		Wisconsin State HEFA, (Blood Center of Wisconsin, Inc.), Revenue Bonds (Series 2004), 5.750%, 06/01/2034	136,410
250,000		Wisconsin State HEFA, (Southwest Health Center), Revenue Bonds (Series 2004A), 6.250%, 04/01/2034	162,960
5,000,000		Wisconsin State, UT GO Bonds (Series 2003C), 5.000%, 05/01/2024	5,118,500
		TOTAL	8,701,306
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $343,978,981)	321,331,364
		SHORT-TERM MUNICIPALS—3.7%[4]
		California—2.2%
5,000,000		California Infrastructure Economic Development Bank, (Series 2005) Daily VRDNs (Asian Art Museum Foundation of San Francisco), (MBIA Insurance Corp. INS, JPMorgan Chase Bank, N.A. LIQ), 7.750%, 2/2/2009	5,000,000
7,000,000		California State, GO Tax Exempt Notes, 9.75%, 2/3/2009	7,000,000
		TOTAL	12,000,000
		Oklahoma--0.2%
1,000,000	[2,3]	Tulsa, OK Airport Improvement Trust, Variable Rate Certificates (Series 1997B-2: Tulsa International Airport) Weekly VRDNs, (MBIA Insurance Corp. INS, Bank of America N.A. LIQ), 5.740%, 2/5/2009	1,000,000
		Texas--1.3%
1,200,000		Harris County, TX HFDC, (Series 2006C) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.700%, (FSA INS), 2/2/2009	1,200,000
6,000,000		Harris County, TX HFDC, (Subseries 2005 A-1) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.700%, (FSA INS), 2/2/2009	6,000,000
		TOTAL	7,200,000
		TOTAL SHORT-TERM MUNICIPALS (AT COST)	20,200,000
		TOTAL INVESTMENTS – 99.4% (IDENTIFIED COST $607,226,162)[5]	549,941,126
		OTHER ASSETS AND LIABILITIES – NET – 0.6%[6]	3,588,350
		TOTAL NET ASSETS – 100%	$553,529,476

At January 31, 2009, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).

1	Non-income producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2009, these restricted securities amounted to $1,507,895, which represented 0.3% of total net assets.

3
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2009, these liquid restricted securities amounted to $1,507,895, which represented 0.3% of total net assets.

4	Current rate and next reset date shown for Variable Rate Demand Notes.
5
At January 31, 2009, the cost of investments for federal tax purposes was $607,202,324. The net unrealized depreciation of investments for federal tax purposes was $57,261,198. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $11,177,641 and net unrealized depreciation from investments for those securities having an excess of cost over value of $68,438,839.

6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Fixed-income securities acquired with maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
•	Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$208,409,762
Level 2 – Other Significant Observable Inputs	341,531,364
Level 3 – Significant Unobservable Inputs	---
Total	$549,941,126

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
COP	--Certificates of Participation
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
EDRBs	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDFA	--Industrial Development Finance Authority
IDRBs	--Industrial Development Revenue Bonds
INS	--Insured
ISD	--Independent School District
LID	--Local Improvement District
LIQ	--Liquidity Agreement
LT	--Limited Tax
PCR	--Pollution Control Revenue
PRF	--Prerefunded
PSFG	--Permanent School Fund Guarantee
Q-SBLF	--Qualified State Bond Loan Fund
SID	--Special Improvement District
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                                Federated Income Securities Trust

By                      /S/ Richard A. Novak, Principal Financial Officer___

Richard A. Novak, Principal Financial Officer

Date                      March 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                      /S/ J. Christopher Donahue, Principal Executive Officer______

J. Christopher Donahue, Principal Executive Officer

Date                      March 23, 2009

By                      /S/ Richard A. Novak, Principal Financial Officer______

Richard A. Novak, Principal Financial Officer

Date                      March 23, 2009